Subordinated debentures - Summary of Net of Holdings in Debentures (Parenthetical) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($) $ / shares
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Redeemed outstanding values | $	$ 1,500
Borrowings interest rate	3.31%
Percentage of principal amount	100.00%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	4.65%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Redeemed outstanding values | $	$ 1,000
Borrowings interest rate	3.45%
Percentage of principal amount	100.00%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	2.74%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	0.98%
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Basis points	0.40%
Borrowings, interest rate basis	Interest at a rate of 0.40% above the 30-day Bankers’ Acceptance rate.
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Basis points	0.25%
Borrowings, interest rate basis	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	2.88%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	0.89%
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	2.09%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	1.31%
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	1.67%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	0.55%
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5
Debentures convertible into common shares subject to minimum price per share	$ 5.00
Borrowings interest rate	2.14%
Borrowings, interest rate basis	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	0.61%